SHARE CAPITAL AND PREMIUM (Tables)	12 Months Ended
Dec. 31, 2025
Share Capital, Reserves And Other Equity Interest [Abstract]
Disclosure of share capital

	Number of shares
	2025	2024	2023

Issued and fully paid ordinary shares at a nominal value of $1

Ordinary shares issued at the beginning of the year	503,527,052	419,729,856	—
Issued in terms of the corporate restructuring	—	—	419,685,792
Issued in terms of acquisition of Centamin	—	82,497,229	—
Issued in terms of employee share awards	1,480,413	1,299,967	44,064
Ordinary shares issued at the end of the year	505,007,465	503,527,052	419,729,856